Related Party - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Chief Financial Officer
Payment to affiliate for services	$ 234,108	$ 193,523	$ 2,868